Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense [Abstract]
Tax losses carried forward	$ 2,482,770	$ 2,057,058	$ 2,039,747
Income tax payable